Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
For the years ended December 31, 2018, 2019 and 2020, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Rental fee charged by a related party	153,920	168,349	202,153
Consideration to a related party for Netless acquisition	—	—	1,300,000